CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Gross premiums and policy fees	$ 1,047	$ 1,054	$ 1,026	$ 1,095	$ 1,053	$ 1,045	$ 1,009	$ 896	$ 4,222	$ 4,003	$ 4,056
Reinsurance ceded	(366)	(311)	(326)	(317)	(344)	(287)	(360)	(36)	(1,320)	(1,027)	(1,508)
Net premiums and policy fees	681	743	700	778	709	758	649	860	2,902	2,976	2,548
Net investment income	767	753	742	720	653	740	742	754	2,982	2,889	2,825
Net gains (losses) - investments and derivatives									150	(235)	(59)
Other income	102	89	100	88	184	115	111	128	379	538	417
Total revenues	1,539	1,652	1,509	1,713	1,535	1,724	1,468	1,441	6,413	6,168	5,731
Benefits and expenses
Benefits and settlement expenses, net of reinsurance ceded: (2021 - $1,423; 2020 - $883; 2019 - $1,244)									4,924	4,901	4,256
Amortization of deferred policy acquisition costs and value of business acquired									309	208	176
Other operating expenses, net of reinsurance ceded: (2021 - $223; 2020 - $229; 2019 - $230)									680	782	775
Goodwill impairment	129								129	0	0
Total benefits and expenses	1,555	1,593	1,308	1,586	1,433	1,564	1,294	1,600	6,042	5,891	5,207
Income (loss) before income tax	(16)	59	201	127	102	160	174	(159)	371	277	524
Income tax expense (benefit)
Current									132	118	387
Deferred									(46)	(75)	(290)
Total income tax expense	12	10	39	25	12	29	32	(30)	86	43	97
Net income (loss)	$ (28)	$ 49	$ 162	$ 102	$ 90	$ 131	$ 142	$ (129)	$ 285	$ 234	$ 427